Fund Name	Ticker Symbol (Exchange)

Simplify Gold Strategy PLUS Income ETF	YGLD (NYSE Arca, Inc.)

Simplify US Small Cap PLUS Income ETF	SCY (NYSE Arca, Inc.)

Simplify Currency Strategy ETF	FOXY (NYSE Arca, Inc.)

Simplify Downside Interest Rate Hedge Strategy ETF	RFIX (NYSE Arca, Inc.)

Supplement dated August 4, 2025, to the Statement of Additional Information (“SAI”) dated November 22, 2024.

Effective immediately, the table entitled “Interested Trustee and Officers” on page 23 of the Statement of
Additional Information is replaced in its entirety with the following:

Name and Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee during the Past Five Years
Paul Kim Year of Birth: 1977	Trustee and President since 2020	Co-Founder, Simplify Asset Management, Inc. (February 2020 to Present); Managing Director, Principal Global Advisors (2015 to 2020).	36	None
David Berns Year of Birth: 1978	Secretary since 2020	Co-Founder, Simplify Asset Management, Inc. (February 2020 to Present); CEO, Portfolio Designer, LLC (2019 to Present); Managing Director, Nasdaq (2018 to 2019); CEO, DMB Trading, LLC (2015 to 2018).	N/A	N/A
James Nash Year of Birth: 1981	Chief Compliance Officer since 2020	Director, Foreside Financial Group, LLC (2016 to Present); Regulatory Administration Advisor, JP Morgan Chase & Co. (2014 to 2016).	N/A	N/A
Fiona Ho Year of Birth: 1974	Treasurer since November 2023	Chief Operating Officer, Simplify Asset Management, Inc. (2021 to Present); Vice President, Strategic Programs, Spring Education Group (2016 – 2000); Vice President, Account Management, Pacific Investment Management Company, LLC (2010 – 2016).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.
**	The term “Fund Complex” applies only to the operational series of the Trust.

This Supplement dated August 4, 2025, provides relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.